Restructuring, Repositioning, And Efficiency (Schedule Of Cumulative Costs Associated With Restructuring, Repositioning, And Efficiency Initiatives) (Details) (USD $)
In Thousands, unless otherwise specified
69 Months Ended
Dec. 31, 2012
Restructuring, Repositioning, And Efficiency [Abstract]
Severance and other employee related costs	$ 100,693
Facility consolidation costs	40,696
Other exit costs, professional fees, and other	19,165
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	23,810
Net loss on divestitures	282
Impairment of premises and equipment	22,397
Impairment of intangible assets	48,231
Impairment of other assets	40,504
Other	7,574
Total restructuring and repositioning charges incurred to date as of September 30, 2012	$ 311,024